Fair Value Measurements	3 Months Ended
Mar. 29, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy consists of three levels to prioritize the inputs used in valuations, as defined below:
Level 1:  Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2:  Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3:  Unobservable inputs for the asset or liability.
As of March 29, 2015 and December 28, 2014, the fair values of Heinz’s assets and liabilities measured on a recurring basis are categorized as follows:

	March 29, 2015				December 28, 2014
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In millions)
Assets:
Derivatives(a)	$—	$1,301	$—	$1,301	$—	$574	$—	$574
Total assets at fair value	$—	$1,301	$—	$1,301	$—	$574	$—	$574
Liabilities:
Derivatives(a)	$—	$219	$—	$219	$—	$141	$—	$141
Total liabilities at fair value	$—	$219	$—	$219	$—	$141	$—	$141
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(a)Foreign currency derivative contracts are valued based on observable market spot and forward rates and classified within Level 2 of the fair value hierarchy. Interest rate swaps are valued based on observable market swap rates and classified within Level 2 of the fair value hierarchy. Cross-currency swaps are valued based on observable market spot and swap rates and classified within Level 2 of the fair value hierarchy.
The aggregate fair value of Heinz's long-term debt, including the current portion, was $14.24 billion as compared with the carrying value of $13.63 billion at March 29, 2015, and $13.59 billion as compared with the carrying value of $13.60 billion at December 28, 2014. Heinz's debt obligations are valued based on market quotes and are classified within Level 2 of the fair value hierarchy.

There have been no transfers between Levels 1, 2 and 3 in the first quarter of 2015 or 2014.